REVENUE RECOGNITION - Contract assets activity (Details) $ in Thousands	9 Months Ended
Sep. 30, 2024 USD ($)
REVENUE RECOGNITION
Beginning balance	$ 344
Recognition of costs to fulfill during the nine months ended September 30, 2024	$ (344)